ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

As of December 31, 2022 and 2021, the Company has accounts receivable of $4,043,473 and $433,002. The aging of account receivables were all less than 30 days. The allowance for doubtful accounts was $400,262 and nil as of December 31, 2022 and 2021.